Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2020 Fair Value
	Investsments in Securities – 104.10%
	Common Stock – 104.10%
	United States – 78.67%
	Aerospace / Defense – 3.35%
76,838	Northrop Grumman Corp.	(a)	$23,247,337
86,895	Raytheon Co.		11,396,279
98,245	The Boeing Co.	(a)	14,652,259
78,484	TransDigm Group, Inc.*		25,129,792
			74,425,667
	Applications Software – 7.21%
75,320	Elastic NV*		4,203,609
395,678	Five9, Inc.*		30,253,540
605,476	Microsoft Corp.	(a)	95,489,620
121,482	PTC, Inc.*		7,435,913
544,895	Smartsheet, Inc., Class A*		22,618,591
			160,001,273
	Building Products - Cement / Aggregate – 1.50%
79,748	Martin Marietta Materials, Inc.	(a)	15,090,714
167,823	Vulcan Materials Co.		18,136,632
			33,227,346
	Coatings / Paint – 0.57%
27,557	The Sherwin - Williams Co.	(a)	12,662,993
	Commercial Services – 0.42%
54,375	Cintas Corp.		9,418,838
	Commercial Services - Finance – 3.80%
413,705	Avalara, Inc.*	(a)	30,862,393
240,950	Global Payments, Inc.	(a)	34,752,219
32,291	S&P Global, Inc.		7,912,910
160,257	TransUnion		10,605,808
			84,133,330
	Communications Software – 5.45%
571,139	RingCentral, Inc., Class A*	(a)	121,030,066
	Computer Aided Design – 8.79%
168,139	Altair Engineering, Inc., Class A*		4,455,684
88,356	ANSYS, Inc.*		20,540,119
306,018	Aspen Technology, Inc.*	(a)	29,093,131
141,639	Autodesk, Inc.*		22,109,848
992,453	Cadence Design Systems, Inc.**	(a)	65,541,596
413,044	Synopsys, Inc.*	(a)	53,195,937
			194,936,315
	Computer Services – 0.33%
232,385	Parsons Corp.*		7,427,025
	Computer Software – 1.30%
660,398	SS&C Technologies Holdings, Inc.	(a)	28,938,640
	Computers – 2.65%
231,324	Apple, Inc.		58,823,380
	Data Processing / Management – 1.22%
223,055	Fidelity National Information Services, Inc.		27,132,410
	E-Commerce / Products – 4.81%
54,814	Amazon.com, Inc.*	(a)	106,871,952
	E-Commerce / Services – 0.73%
12,062	Booking Holdings, Inc.*		16,227,250

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 1.62%
253,151	Microchip Technology, Inc.*		$17,163,638
141,670	Micron Technology, Inc.*		5,958,640
166,249	Xilinx, Inc.*		12,957,447
			36,079,725
	Enterprise Software / Services – 4.07%
357,272	Alteryx, Inc., Class A*	(a)	34,001,576
229,749	Ceridian HCM Holding, Inc.*	(a)	11,503,532
312,965	Coupa Software, Inc., *	(a)	43,730,599
30,405	Datadog, Inc., Class A*		1,093,972
			90,329,679
	Entertainment Software – 2.34%
650,061	Activision Blizzard, Inc.		38,665,628
94,407	Electronic Arts, Inc.*		9,456,749
31,772	Take-Two Interactive Software, Inc.**		3,768,477
			51,890,854
	Finance - Credit Card – 3.08%
139,756	Mastercard, Inc., Class A	(a)	33,759,459
214,759	Visa, Inc., Class A	(a)	34,601,970
			68,361,429
	Finance - Investment Banker / Broker – 0.53%
282,758	Tradeweb Markets, Inc., Class A		11,887,146
	Finance - Other Services – 2.23%
73,982	CME Group, Inc.		12,792,228
454,509	Intercontinental Exchange Group, Inc.	(a)	36,701,602
			49,493,830
	Human Resources – 0.49%
122,300	Paylocity Holding Corp.*	(a)	10,801,536
	Internet Application Software – 1.97%
336,403	Anaplan, Inc.*		10,179,555
275,558	Okta, Inc.*		33,689,721
			43,869,276
	Internet Content - Entertainment – 3.40%
452,675	Facebook, Inc., Class A*	(a)	75,506,190
	Linen Supply & Related Items – 0.08%
11,346	UniFirst Corp./MA		1,714,267
	Medical - Biomedical / Genetics – 4.29%
236,646	Acceleron Pharma, Inc.*		21,267,376
155,361	Akero Therapeutics, Inc.*		3,293,653
80,728	Alnylam Pharmaceuticals, Inc.**		8,787,243
110,973	Applied Therapeutics, Inc.*		3,627,707
131,381	Arena Pharmaceuticals, Inc.*		5,518,002
88,706	Beam Therapeutics, Inc.*		1,596,708
197,011	Blueprint Medicines Corp.*		11,521,203
101,113	Deciphera Pharmaceuticals, Inc.*		4,162,822
84,107	IGM Biosciences, Inc.*		4,722,608
531,536	Immunomedics, Inc.*		7,165,105
329,676	Karyopharm Therapeutics, Inc.*		6,333,076

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics (continued)
113,402	Magenta Therapeutics, Inc.*		$712,165
83,544	Stemline Therapeutics, Inc.*		404,353
80,599	Turning Point Therapeutics, Inc.*		3,599,551
281,278	Ultragenyx Pharmaceutical, Inc.*	(a)	12,497,182
			95,208,754
	Medical - Drugs – 0.33%
99,285	Passage Bio, Inc.*		1,563,739
271,683	TG Therapeutics, Inc.*		2,673,361
139,709	Tricida, Inc.*		3,073,598
			7,310,698
	REITs - Diversified – 3.76%
176,989	American Tower Corp.		38,539,355
71,964	Equinix, Inc.		44,946,555
			83,485,910
	Retail - Discount – 0.24%
35,418	Dollar General Corp.		5,348,472
	Retail - Major Department Store – 0.19%
88,544	The TJX Cos., Inc.		4,233,289
	Retail - Restaurants – 2.22%
50,655	Chipotle Mexican Grill, Inc.*	(a)	33,148,632
237,555	Yum! Brands, Inc.		16,279,644
			49,428,276
	Semiconductor Components - Integrated Circuits – 1.26%
312,166	Analog Devices, Inc.	(a)	27,985,682
	Semiconductor Equipment – 4.29%
296,902	Applied Materials, Inc.		13,604,050
171,163	KLA Corp.	(a)	24,602,970
121,593	Lam Research Corp.	(a)	29,182,320
515,102	Teradyne, Inc.	(a)	27,903,075
			95,292,415
	Therapeutics – 0.15%
93,303	Agios Pharmaceuticals, Inc.*		3,310,390
	Total United States (Cost $1,341,370,615)		$1,746,794,303

	Argentina – 1.62%
	E-Commerce / Services – 1.62%
73,439	MercadoLibre, Inc.*		35,880,827
	Total Argentina (Cost $34,828,963)		$35,880,827

	Brazil – 0.14%
	Investment Management / Advisory Services – 0.14%
159,058	XP, Inc.,Class A*		3,068,229
	Total Brazil (Cost $4,274,142)		$3,068,229

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2020 Fair Value
	Common Stock – (continued)
	Canada – 1.98%
	Retail - Restaurants – 0.42%
230,486	Restaurant Brands International, Inc.	(a)	$9,226,355
	Web Hosting / Design – 1.56%
83,261	Shopify, Inc., Class A*		34,714,009
	Total Canada (Cost $43,394,386)		$43,940,364

	China – 9.39%
	E-Commerce / Products – 5.07%
168,802	Alibaba Group Holding, Ltd. - Sponsored ADR*		32,828,613
1,223,189	JD.com, Inc. - Sponsored ADR*		49,539,154
2,496,000	Meituan Dianping, Class B*		30,157,840
			112,525,607
	Entertainment Software – 0.66%
261,337	Bilibili, Inc. - Sponsored ADR*		6,120,513
26,563	NetEase, Inc. - Sponsored ADR		8,525,660
			14,646,173
	Internet Content - Entertainment – 0.38%
157,597	JOYY, Inc. - Sponsored ADR*		8,393,616
	Internet Content - Information / Networks – 1.91%
863,800	Tencent Holdings, Ltd.		42,371,436
	Schools – 1.37%
281,739	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		30,495,429
	Total China (Cost $159,882,018)		$208,432,261

	France – 2.17%
	Aerospace / Defense - Equipment – 1.71%
294,159	Airbus SE		19,152,932
214,269	Safran SA		18,841,448
			37,994,380
	Entertainment Software – 0.46%
139,778	UBISOFT Entertainment SA*		10,303,491
	Total France (Cost $71,731,865)		$48,297,871

	Germany – 1.89%
	Aerospace / Defense – 0.51%
77,020	MTU Aero Engines AG		11,269,434
	Athletic Footwear – 1.38%
135,518	adidas AG		30,616,738
	Total Germany (Cost $52,524,767)		$41,886,172

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2020 Fair Value
	Common Stock – (continued)
	Japan – 4.62%
	Audio / Video Products – 2.15%
1,363,200	Panasonic Corp.	$10,417,674
627,900	Sony Corp.	37,346,542
		47,764,216
	Cosmetics & Toiletries – 0.27%
102,400	Shiseido Co., Ltd.	6,053,604
	Finance - Other Services – 1.06%
1,330,278	Japan Exchange Group, Inc.	23,486,729
	Metal Products - Distribution – 0.39%
395,853	MISUMI Group, Inc.	8,635,393
	Web Portals / ISP – 0.75%
5,178,903	Z Holdings Corp.	16,694,532
	Total Japan (Cost $97,385,282)	$102,634,474

	Netherlands – 1.49%
	Semiconductor Components - Integrated Circuits – 0.32%
86,099	NXP Semiconductor NV	7,140,190
	Semiconductor Equipment – 1.17%
99,081	ASML Holding NV	25,923,553
	Total Netherlands (Cost $32,176,207)	$33,063,743

	Singapore – 1.45%
	Entertainment Software – 1.45%
726,208	Sea, Ltd. - Sponsored ADR*	32,178,276
	Total Singapore (Cost $19,928,555)	$32,178,276

	Taiwan – 0.68%
	Semiconductor Components - Integrated Circuits – 0.68%
314,535	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	15,031,628
	Total Taiwan (Cost $15,529,351)	$15,031,628
	Total Common Stock (Cost $1,873,026,151)	$2,311,208,148
	Total Investments in Securities (Cost $1,873,026,151) - 104.10%	$2,311,208,148
	Total Purchased Options (Cost $218,596,513) - 7.93%	175,952,320
	Total Securities Sold, Not Yet Purchased (Proceeds $969,948,342) - (31.85)%	(707,043,789)
	Total Written Options (Proceeds $9,127,533) - (0.25)%	(5,462,361)
	Total Assets, in Excess of Liablities - 20.07%**	445,544,398
	Members’ Capital - 100%	$2,220,198,716

(a)	Partially or wholly held in a pledged account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $101,851,465 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 4.59% of Members’ Capital, and foreign currency with a U.S. Dollar value of $14,302,739 held in a Foreign Cash Account with the Custodian, which is 0.64% of Members’ Capital. $94,714,208 of those amounts is held as restricted cash in a segregated account with the Custodian, primarily as collateral for swap contracts.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2020 Fair Value
			Purchased Options – 7.93%
			Equity Options – 7.88%
			Equity Call Options – 1.42%
			United States – 1.35%
			Aerospace / Defense - Equipment - 0.01%
$24,794,000	1,771	8/21/2020 $140	United Technologies Corp.	$230,230
			Medical Drugs - 0.05%
32,689,500	2,109	5/15/2020 $155	salesforce.com, Inc.	1,054,500
			Auto-Cars / Light Trucks - 0.02%
26,555,000	26,555	1/15/2021 $10	Ford Motor Co.	318,660
			Beverages - Non-Alcoholic - 0.01%
29,799,000	5,676	6/19/2020 $52.50	The Coca-Cola Co.	255,420
			Commercial Services - Finance - 0.01%
28,232,000	3,529	6/19/2020 $80	Square, Inc.	144,689
			Consumer Products - Miscellaneous - 0.01%
27,550,000	1,900	4/17/2020 $145	Kimberly-Clark Corp.	171,000
			Cosmetics & Toiletries - 0.18%
67,260,000	5,605	1/15/2021 $120	The Procter & Gamble Co.	4,029,995
			Diversified Manufacturing Operations - 0.02%
11,352,000	9,460	6/19/2020 $12	General Electric Co.	85,140
21,393,600	17,828	8/21/2020 $12	General Electric Co.	392,216
				477,356
			E-Commerce / Products - 0.29%
31,860,000	177	5/15/2020 $1,800	Amazon.com, Inc.	3,745,674
29,830,000	157	6/19/2020 $1,900	Amazon.com, Inc.	2,637,600
				6,383,274
			E-Commerce / Services - 0.00%
9,730,000	1,946	7/17/2020 $50	Lyft, Inc., Class A	35,028
			Electronic Components - Semiconductors - 0.09%
7,969,500	1,771	4/17/2020 $45	Intel Corp.	2,026,024
			Finance Services - 0.02%
47,811,600	17,708	9/30/2020 $27	Financial Select Sector SPDR Fund	531,240

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Food-Miscellaneolus / Diversified - 0.03%
$7,504,000	938	8/21/2020 $80	Beyond Meat, Inc.	$717,570
			Internet Content - Entertainment - 0.60%
41,354,000	1,426	6/19/2020 $290	Netflix, Inc.	13,354,490
			Medical-Biomedical / Genetics - 0.00%
28,150,000	1,126	6/19/2020 $250	Amgen, Inc.	56,300
			Retail-Building Products - 0.01%
37,320,000	3,732	4/17/2020 $100	Lowe’s Cos., Inc.	205,260
			Total United States (Cost $53,322,793)	$29,991,036

			Argentina - 0.01%
			E-Commerce /Services - 0.01%
9,454,000	163	6/19/2020 $580	MercadoLibre, Inc.	309,700
			Total Argentina (Cost $2,102,785)	$309,700

			Brazil - 0.05%
			Advertising Services - 0.05%
50,625,000	1,875	7/17/2020 $270	The Trade Desk, Inc., Class A	1,106,250
			Commercial Services - Finance - 0.00%
7,965,000	1,770	6/19/2020 $45	StoneCo, Ltd., Class A	19,470
			Total Brazil (Cost $7,652,989)	$1,125,720

			Canada - 0.01%
			Medical - Drugs - 0.01%
4,710,000	1,884	6/19/2020 $25	Canopy Growth Corp.	84,780
5,181,000	1,884	6/19/2020 $27.50	Canopy Growth Corp.	54,636
			Total Canada (Cost $772,586)	$139,416
			Total Equity Call Options ($63,851,153)	$31,565,872

			Equity Put Options - 6.46%
			United States - 6.36%
			Growth & Income - Large Cap - 6.36%
415,200,000	17,300	9/18/2020 $240	SPDR S&P 500 ETF Trust	32,870,000
1,028,820,000	39,570	10/16/2020 $260	SPDR S&P 500 ETF Trust	108,421,800
				141,291,800
			Total United States (Cost $152,497,916)	$141,291,800

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			China - 0.10%
			Internet Content - Entertainment - 0.10%
$7,060,000	1,412	4/17/2020 $50	Weibo Corp.	$2,132,120
			Total China (Cost $1,324,511)	$2,132,120
			Total Equity Put Options ($153,822,427)	$143,423,920
			Total Equity Options ($217,673,580)	$174,989,792

			Currency Put Options - 0.05%
			United States - 0.05%
9,629,523	133,743,372	6/19/2020 $7.20	USD-CNH	$962,528
			Total United States (Cost $922,933)	$962,528
			Total Currency Put Options (Cost $922,933)	$962,528
			Total Purchased Options (Cost $218,596,513)	$175,952,320

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 31.85%
	Common Stock – 31.85%
	United States – 22.54%
	Advertising Agencies – 0.61%
201,270	Omnicom Group, Inc.	$11,049,723
157,575	The Interpublic Group of Cos., Inc.	2,551,139
		13,600,862
	Advertising Services – 0.40%
45,775	The Trade Desk, Inc., Class A*	8,834,575
	Apparel Manufacturers – 0.34%
732,227	Hanesbrands, Inc.	5,762,627
138,700	Tapestry, Inc.*	1,796,165
		7,558,792
	Auto - Cars / Light Trucks – 0.05%
236,837	Ford Motor Co.	1,143,923
	Commercial Services - Finance – 0.15%
232,631	H&R Block, Inc.	3,275,444
	Computer Data Security – 0.22%
57,159	Qualys, Inc.*	4,972,261
	Computer Software – 0.78%
211,576	Teradata Corp.*	4,335,192
146,012	Twilio, Inc., Class A*	13,066,614
		17,401,806
	Diversified Banking Institution – 3.23%
1,384,512	Bank of America Corp.	29,393,190
159,380	JPMorgan Chase & Co.	14,348,981
318,758	Morgan Stanley	10,837,772
110,680	The Goldman Sachs Group, Inc.	17,110,021
		71,689,964
	E-Commerce / Services – 0.09%
71,347	Cargurus, Inc.*	1,351,312
33,741	TripAdvisor, Inc.*	586,756
		1,938,068
	Electronic Components - Semiconductors – 2.77%
616,184	Texas Instruments, Inc.	61,575,267
	Enterprise Software / Services – 0.72%
71,348	Appian Corp.*	2,870,330
124,858	New Relic, Inc.*	5,773,434
150,083	Oracle Corp.	7,253,511
		15,897,275
	Finance - Credit Card – 0.58%
712,948	The Western Union Co.	12,925,747
	Financial Services – 3.32%
3,541,753	Financial Select Sector SPDR Fund	73,739,298
	Food - Miscellaneous / Diversified – 0.11%
36,904	Beyond Meat, Inc.*	2,457,806
	Footwear & Related Apparel – 0.07%
95,345	Wolverine World Wide, Inc.	1,449,244
	Health & Biotechnology – 0.52%
106,964	iShares Nasdaq Biotechnology ETF	11,524,301

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Human Resources – 0.13%
76,456	Robert Half International, Inc.	$2,886,214
	Internet Content - Entertainment – 0.74%
43,934	Netflix, Inc.*	16,497,217
	Internet Security – 0.32%
43,940	Palo Alto Networks, Inc.*	7,204,402
	Investment Management / Advisory Services – 0.65%
300,275	Franklin Resources, Inc.	5,011,590
276,235	Invesco, Ltd.	2,508,214
70,814	T Rowe Price Group, Inc.	6,914,987
		14,434,791
	Motorcycle / Motor Scooter – 0.19%
220,984	Harley-Davidson, Inc.	4,183,227
	Real Estate Management / Services – 0.05%
370,868	Realogy Holdings Corp.	1,116,313
	REITs - Diversified – 0.27%
166,321	Vornado Realty Trust	6,022,484
	REITs - Health Care – 0.29%
171,933	Healthpeak Properties, Inc.	4,100,602
88,623	Ventas, Inc.	2,375,097
		6,475,699
	REITs - Office Property – 0.60%
77,845	Boston Properties, Inc.	7,179,644
141,839	SL Green Realty Corp.	6,113,261
		13,292,905
	REITs - Regional Malls – 0.21%
85,329	Simon Property Group, Inc.	4,681,149
	REITs - Shopping Centers – 0.63%
78,338	Federal Realty Investment Trust	5,844,798
377,903	Kimco Realty Corp.	3,654,322
118,184	Regency Centers Corp.	4,541,811
		14,040,931
	REITs - Storage – 0.97%
73,131	Extra Space Storage, Inc.	7,003,025
73,443	Public Storage	14,586,514
		21,589,539
	Retail - Apparel / Shoes – 0.46%
249,716	Abercrombie & Fitch Co., Class A	2,269,918
26,930	Ascena Retail Group, Inc.*	37,433
163,579	Chico’s FAS, Inc.	211,017
107,022	Foot Locker, Inc.	2,359,835
221,835	Tailored Brands, Inc.	385,993
44,736	The Children’s Place, Inc.	875,036
580,094	The Gap, Inc.	4,083,862
		10,223,094
	Retail - Arts & Crafts – 0.02%
316,572	The Michaels Cos., Inc.*	512,847
	Retail - Bedding – 0.02%
121,794	Bed Bath & Beyond, Inc.	512,753
	Retail - Home Furnishings – 0.09%
96,706	La-Z-Boy, Inc.	1,987,308
	Retail - Major Department Store – 0.33%
474,398	Nordstrom, Inc.	7,277,265

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Miscellaneous / Diversified – 0.17%
454,623	Sally Beauty Holdings, Inc.*	$3,673,354
	Retail - Perfume & Cosmetics – 0.16%
19,773	Ulta Beauty, Inc.*	3,474,116
	Retail - Regional Department Stores – 0.53%
87,082	Dillard’s, Inc., Class A	3,217,680
464,716	Kohl’s Corp.	6,780,207
350,730	Macy’s, Inc.*	1,722,084
		11,719,971
	Retail - Restaurants – 0.12%
153,257	The Cheesecake Factory, Inc.	2,617,630
	Sector Fund - Technology – 0.30%
56,668	Vaneck Vectors Semiconductor ETF	6,638,090
	Semiconductor Components - Integrated Circuits – 0.16%
71,848	Maxim Integrated Products, Inc.	3,492,531
	Transport - Services – 1.17%
80,840	C.H. Robinson Worldwide, Inc.	5,351,608
53,000	FedEx Corp.	6,426,780
150,655	United Parcel Service, Inc., Class B	14,074,190
		25,852,578
	Total United States (Proceeds $698,686,545)	$500,391,041

	Australia – 0.27%
	Enterprise Software / Services – 0.27%
44,356	Atlassian Corp. PLC, Class A	6,088,305
	Total Australia (Proceeds $5,705,837)	$6,088,305

	Brazil – 0.83%
	Commercial Services - Finance – 0.24%
246,587	StoneCo, Ltd., Class A*	5,368,199
	Finance - Credit Card – 0.59%
676,847	Pagseguro Digital, Ltd., Class A*	13,083,452
	Total Brazil (Proceeds $31,775,658)	$18,451,651

	Canada – 0.63%
	Commercial Banks - Non U.S. – 0.38%
146,100	Canadian Imperial Bank of Commerce	8,416,904
	Medical - Drugs – 0.25%
387,522	Canopy Growth Corp.*	5,586,553
	Total Canada (Proceeds $26,074,811)	$14,003,457

	China – 0.87%
	Entertainment Software – 0.18%
238,494	HUYA, Inc. - Sponsored ADR*	4,042,473
	Metal Aluminum – 0.05%
4,170,000	China Zhongwang Holdings, Ltd.	1,097,524
	Web Hosting / Design – 0.25%
197,536	Baozun, Inc.- Sponsored ADR*	5,519,156
	Wireless Equipment – 0.39%
6,340,200	Xiaomi Corp., Class B*	8,539,871
	Total China (Proceeds $22,126,798)	$19,199,024

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2020 Fair Value
	Common Stock – (continued)
	France – 0.26%
	Advertising Services – 0.26%
204,126	Publicis Groupe SA	$5,850,286
	Total France (Proceeds $12,169,324)	$5,850,286

	Germany – 1.25%
	Auto - Cars / Light Trucks – 1.25%
263,374	Bayerische Motoren Werke AG	13,615,628
465,810	Daimler AG	14,065,748
		27,681,376
	Total Germany (Proceeds $34,801,144)	$27,681,376

	Hong Kong – 1.62%
	Commercial Banks - Non U.S. – 0.69%
899,600	Hang Seng Bank, Ltd.	15,378,472
	Electric - Integrated – 0.56%
357,500	CLP Holdings, Ltd.	3,297,843
1,531,000	Power Assets Holdings, Ltd.	9,155,305
		12,453,148
	Gas - Distribution – 0.37%
4,952,514	Hong Kong & China Gas Co., Ltd.	8,165,907
	Total Hong Kong (Proceeds $40,265,097)	$35,997,527

	Israel – 1.03%
	Computer Data Security – 1.03%
227,842	Check Point Software Technologies, Ltd.*	22,907,235
	Total Israel (Proceeds $27,102,602)	$22,907,235

	Japan – 2.41%
	Advertising Services – 0.03%
31,100	Dentsu Group, Inc.	601,229
	Electric - Integrated – 0.05%
75,000	Chubu Electric Power Co., Inc.	1,059,122
	Gas - Distribution – 0.14%
134,200	Tokyo Gas Co., Ltd.	3,177,391
	Office Automation & Equipment – 1.14%
1,095,400	Canon, Inc.	23,936,349
125,800	Seiko Epson Corp.	1,363,402
		25,299,751
	Retail - Apparel / Shoes – 0.39%
21,300	Fast Retailing Co., Ltd.	8,718,883
	Semiconductor Equipment – 0.66%
75,000	Advantest Corp.	3,015,145
61,400	Tokyo Electron, Ltd.	11,577,018
		14,592,163
	Total Japan (Proceeds $67,419,645)	$53,448,539

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2020 Fair Value
	United Kingdom – 0.14%
	Diversified Banking Institution. – 0.14%
531,125	HSBC Holdings PLC	$3,025,348
	Total United Kingdom (Proceeds $3,820,881)	$3,025,348
	Total Securities Sold, Not Yet Purchased (Proceeds $969,948,342)	$707,043,789

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fimd
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2020 Fair Value
			Written Options – 0.25%
			Equity Options – 0.25%
			Equity Call Options – 0.25%
			United States – 0.25%
			Sector Fimd - Technology - 0.25%
		6/19/2020
$(1,295,382)	6,198	$209	Invesco QQQ Trust Series 1	$3,576,246
		5/15/2020
(407,330)	1,771	$230	iShares Expanded Tech-Software Sector ETF	974,050
		6/19/2020
(233,772)	1,771	$132	VanEck Vectors Semiconductor ETF	912,065
				5,462,361
			Total United States (Proceeds $9,127,533)	$5,462,361
			Total Equity Call Options (Proceeds - $9,127,533)	$5,462,361
			Total Equity Options (Proceeds - $9,127,533)	$5,462,361
			Total Written Options (Proceeds - $9,127,533)	$5,462,361

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized Gain ***
	Swap Contracts - 2.62%
	Total Return Swap Contracts - Unrealized Gain - 3.58%
	United States – 1.16%
	Private Equity - 0.07%
$19,520,482	6/3/2024	The Carlyle Group, Inc.	$1,443,805
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.75%**.

	Web Portals / ISP - 1.09%
40,335,023	6/3/2024	Alphabet, Inc., Class A	24,273,004
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$25,716,809

	Australia - 0.78%
	Commercial Banks - Non-US - 0.78%
(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	4,897,265
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,927,610)	12/27/2024	Bank of Queensland, Ltd.	4,684,978
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.

(18,780,668)	12/27/2024	Commonwealth Bank of Australia	2,701,410
		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(11,423,496)	12/27/2024	Westpac Banking Corp.	5,183,333
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$17,466,986

	Belgium – 0.08%
	Medical Drugs - 0.08%
3,915,755	1/4/2024	Galapagos NV - Sponsored ADR	1,782,848
		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$1,782,848

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Brazil – 0.13%
	Commercial Services / Finance - 0.13%
$(4,622,849)	2/2/2021	Cielo SA	$2,851,246
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 5.88%**.

	Total Brazil		$2,851,246

	Japan - 0.12%
	Electric Products - Miscellaneous - 0.01%
(2,412,861)	12/24/2024	Casio Computer Co., Ltd.	146,426
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated - 0.01%
(1,122,315)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	267,086
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - 0.09%
(968,204)	12/24/2024	Canon, Inc.	6,733
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(1,159,529)	12/24/2024	Konica Minolta, Inc.	454,628
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.13%**.

(9,579,634)	12/24/2024	Ricoh Co., Ltd.	1,580,409
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			2,041,770

	Photo Equipment & Supplies - 0.01%
(701,371)	12/24/2024	Nikon Corp.	228,434
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$2,683,716

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	South Korea – 0.09%
	Electronic Components - Semiconductors - 0.09%
$10,337,808	12/29/2023	Samsung Electronics Co., Ltd.	$2,054,124
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd .in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$2,054,124

	Spain – 0.66%
	Building - Heavy Construction - 0.65%
9,694,543	1/4/2024	Cellnex Telecom SA	14,522,469
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail - 0.01%
(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	148,314
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 5.88%**.

	Total Spain		$14,670,783

	Switzerland - 0.04%
	Enterprise Software - Services - 0.04%
(6,193,966)	12/14/2023	Temenos AG	773,254
		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$773,254

	Taiwan – 0.23%
	Computers - Peripheral Equipment - 0.15%
(6,772,922)	1/25/2024	Innolux Display Corp.	3,298,112
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.13%**.

	Electronic Components - Miscellaneous - 0.08%
(7,278,797)	1/25/2024	AU Optronics Corp.	1,880,331
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.75%**.

	Total Taiwan		$5,178,443

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – 0.29%
	Retail - Apparel / Shoes - 0.04%
$(3,756,274)	12/14/2023	Next PLC	$998,777
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Major Department Store - 0.25%
(8,327,037)	12/14/2023	Marks & Spencer Group PLC	5,373,162
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$6,371,939
	Total Return Swap Contracts - Unrealized Gain****		$79,550,148

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.96%)
	United States - (0.17%)
	Private Equity - (0.17%)
$31,004,953	6/3/2024	KKR & Co., Inc., Class A	$(3,850,076)
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.51%**.

	Total United States		$(3,850,076)

	Brazil – (0.68%)
	Finance - Other Services - (0.54%)
39,746,049	2/2/2021	B3 SA-Brasil Bolsa Balcao	(11,989,079)
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount - (0.14%)
23,579,995	2/2/2021	Magazine Luiza SA	(3,016,127)
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(15,005,206)

	Taiwan – (0.04%)
	Semiconductor Components - Integrated Circuits - (0.04%)
(3,761,893)	1/25/2024	United Microelectronics Corp.	(893,774)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.13%**.

	Total Taiwan		$(893,774)

	United Kingdom – (0.07%)
	Diversified Banking Institutions - (0.00%)
(6,371,572)	12/14/2023	HSBC Holdings PLC	(59,785)
		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date*		March 31, 2020 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	United Kingdom – (continued)
	Enterprise Software/Services - (0.07%)
$4,716,799	12/14/2023	Aveva Group PLC	$(1,663,600)
		Agreement with Morgan Stanley, dated 01/21/2020 to deliver the total return of the shares of Aveva Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total United Kingdom		$(1,723,385)
	Total Return Swap Contracts - Unrealized Loss*****		$(21,472,441)
	Total Swap Contracts, net		$58,077,707

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31,2020.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,311,208,148	Common Stock	$707,043,789
Equity Options	174,989,792	Equity Options	5,462,361

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	79,550,148	Total Return Swaps	21,472,441
Currency Options	962,528	Currency Options	-

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-

Total	$2,566,710,616	Total	$733,978,591
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